Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies [Abstract]
Minimum Future Rental Payments
Year Ending December 31,	U.S. Dollars

2016	1,374
2017	619
2018	120
Thereafter	90

2,203

Allowance For Doubtful Accounts
	Balance at				Balance at
	beginning		Reversal of	Write-off of	end of
	of period	Provision	provision	provision	period
	U.S. Dollars
2013	1,323	272	(218)	(16)	1,361
2014	1,361	344	(164)	(15)	1,526
2015	1,526	215	(141)	(8)	1,592